INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14:       INCOME TAXES

a.	Income (Loss) before taxes on income

Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Domestic	$62,991	$(16,712)	$(3,393)
Foreign	(2,865)	(24,249)	6,453

Total	$60,126	$(40,961)	$3,060

b.	Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current taxes	$24,667	$9,670	$3,480
Deferred tax benefit	(13,851)	(8,973)	(3,268)

Total	$10,816	$697	$212

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2014	2015	2016

Domestic	$12,951	$8,830	$3,396
Foreign	(2,135)	(8,133)	(3,184)

Total	$10,816	$697	$212

Domestic:
Current taxes	$24,507	$8,943	$2,459
Deferred tax (benefit) expense	(11,556)	(113)	937

Total - Domestic	$12,951	$8,830	$3,396

Foreign:
Current taxes	$160	$727	$1,021
Deferred tax benefit	(2,295)	(8,860)	(4,205)

Total - Foreign	$(2,135)	$(8,133)	$(3,184)

Total income tax expense	$10,816	$697	$212

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2015	2016
Deferred tax assets:
Net operating loss carry forwards	$10,280	$8,267
Research and development	4,008	3,190
Other temporary differences mainly relating to reserve and allowances	4,058	2,703
Deferred tax assets, before valuation allowance	18,346	14,160
Valuation allowance	4,212	4,739
Total deferred tax assets, net	$14,134	$9,421

Deferred tax liabilities:
Intangible assets	$(17,971)	$(10,998)
Property and equipment, net	(3,275)	(2,393)
Total deferred tax liabilities	$(21,246)	$(13,391)

Total deferred tax liability, net	$(7,112)	$(3,970)

Domestic:
Long term deferred tax asset, net	$5,006	$4,069
Long term deferred tax liability	(261)	-
	$4,745	$4,069

Foreign:
Long term deferred tax asset, net	$7,338	$48
Long term deferred tax liability	(19,195)	(8,087)
	$(11,857)	$(8,039)

Total deferred tax liability, net	$(7,112)	$(3,970)

The $527 change in the total valuation allowance for the year ended December 31, 2016, relates to the increase in deferred taxes on operating loss carry-forwards and temporary differences for which a full valuation allowance was recorded. This amount is net of a $448 decrease due to a change in the tax rate.

d.	Reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2014	2015	2016

Income (Loss) before taxes on income	$60,126	$(40,961)	$3,060
Statutory tax rate in Israel	26.5%	26.5%	25.0%
Theoretical tax expense (income)	$15,933	$(10,855)	$765

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(13,325)	(5,654)	(1,356)
Non-deductible expenses including impairment charges	8,015	20,738	1,777
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	1,962	(4,617)	527
Tax adjustment in respect of different tax rate of foreign subsidiaries	(793)	1,185	(2,032)
Change in future tax rate	-	-	448
Other	(976)	(100)	83

Taxes on income	$10,816	$697	$212

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.17	$0.12	$0.02
Diluted	$0.16	$0.12	$0.02

e.	Income tax rates

Taxable income of Israeli companies is generally subject to corporate tax at the rate of 25% for the 2013 tax year, 26.5% for the 2014 and 2015 tax years, and 25% for the 2016 tax year. On December 30, 2016, as part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the corporate tax rate was reduced to 24% for the 2017 tax year and to 23% in 2018 tax year. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise (as discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently the Company does not intend to distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries and pay down its debt. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries is immaterial.

f.	Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011. According to the reform, a flat rate tax applies to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

The Company’s Israeli operations elected “Preferred Enterprise” status, starting in 2011.

Benefits granted to a Preferred Enterprise include reduced tax rates. In peripheral regions (Development Area A) the reduced tax rate was 7% in 2013, 9% in 2014, 9% in 2015 and 9% in 2016. As part of Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate for Area A will be 7.5% in 2017 onwards. In other regions the tax rate is 16%. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from “Preferred Income” that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

In January 2014 and as part of ClientConnect’s spin-off that occurred on December 31, 2013, Conduit received a ruling from the Israel Tax Authority (the “Spin-off Ruling”), pursuant to which Conduit released an additional amount of $270,840 of its “trapped earnings”.

g.	Uncertain tax positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2015	2016

Balance at the beginning of the year	$724	$2,367
Decrease related to prior year tax positions, net	(22)	(195)
Increase related to current year tax positions	1,665	1,257

Balance at the end of the year	$2,367	$3,429

The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements, although the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The Company’s tax assessments in Israel and the U.S. for tax years prior to 2012 are considered final. The Company has net operating losses in the U.S. from prior tax periods beginning in 2005 which may be subject to examination upon utilization in future tax periods

h.	Tax loss carry-forwards

As of December 31, 2016, the Company’s U.S. subsidiaries have net operating loss carry-forwards of $10,000.

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2024 up to 2034. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2016, the Company’s European subsidiaries have net operating loss carry-forwards of $7,340.

As of December 31, 2016, Perion have net operating loss carry-forwards, in Israel, of $12,780.